Leased Property - Narrative (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	2 years	2 years	1 year
Lease term of contract	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	12 years	12 years	13 years
Lease term of contract	13 years	13 years